Above / Below Market Acquired Time Charters / Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters / Other Intangible Assets

5.Above / Below Market Acquired Time Charters / Other Intangible Assets

The Company acquired five vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates, which were below the market rates. The above and below market acquired time charters recorded on acquisition amounted to $22,149,258 and $4,020,335, respectively and are amortized / accreted over the remaining period of the time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $1,883,253 and $828,294, for the year ended December 31, 2011 and $5,020,381 and $1,371,270, for the year ended December 31, 2012, respectively.

The carrying value of the above and below market acquired time charters as of December 31, 2012 is expected to be amortized / accreted as follows:

For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2013	$6,634,237	$1,367,523
2014	5,278,905	453,248
2015	2,886,081	-
2016	446,401	-
Total	$15,245,624	$1,820,771

In addition, in relation to the acquisition of OOCL Hong Kong and OOCL China, the Company recorded other intangible assets of $3,169,014, relating to the attached manning agreements at below market rates. Such amortization for the years ended December 31, 2011 and 2012 amounted to $0 and $535,750, respectively. Other intangible assets are amortized over the three-year time charter period as an addition, to crew costs, which are included in Vessels Operating Expenses.

The carrying value of other intangible assets as of December 31, 2012 is expected to be amortized as follows:

For the year:	Other Intangible Assets
2013	$1,056,338
2014	1,056,338
2015	520,588
Total	$2,633,264